Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 4,358	£ 3,302
Other income	29	14
Other comprehensive income	151	(1,121)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	192	(192)
Other income	9	41
Other comprehensive income	0	0
Total	201	(151)
Significant unobservable inputs (Level 3) | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	0	0
Total	0	0
Significant unobservable inputs (Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	165	(191)
Other income	1	0
Other comprehensive income	0	0
Total	166	(191)
Trading portfolio liabilities | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	34	17
Other income	0	0
Other comprehensive income	0	0
Total	34	17
Financial liabilities designated at fair value | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	86	(29)
Other income	0	0
Other comprehensive income	0	0
Total	86	(29)
Trading portfolio assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	21	(2)
Other income	0	0
Other comprehensive income	0	0
Total	21	(2)
Financial assets at fair value through the income statement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(117)	15
Other income	(20)	30
Other comprehensive income	0	0
Total	(137)	45
Financial assets at fair value through other comprehensive income | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	3	(2)
Other income	28	11
Other comprehensive income	0	0
Total	£ 31	£ 9